Business Combinations - Reverse Recapitalization Shares (Details)				12 Months Ended
	Nov. 01, 2022 shares	Aug. 09, 2022 $ / shares shares	Aug. 05, 2022 shares	Dec. 31, 2022 shares	Aug. 08, 2022 shares	Dec. 31, 2021 shares
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)		37,745,964		36,849,076		6,121,253
Shares issued upon acquisition (in shares)				90,000
Business Combination (in shares)		6,523,530
Other share activity (Analyst Shares, Warrant Exercises) (in shares)		122,434
Business Combination, Financing Shares and Other Related Shares (in shares)		6,645,964
Legacy Wag! Shares (in shares)		31,100,000
Derivative instrument, contingent consideration, liability, shares (in shares)	955,000		2,393,378
Common and preferred stock outstanding prior to the Business Combination (in shares)					30,863,283
Exchange ratio		0.97		0.97
Private placement
Schedule Of Reverse Recapitalization [Line Items]
PIPE and Backstop Shares (in shares)		500,000
Price per share (in dollars per share) | $ / shares		$ 10.00
Community Share Issuance
Schedule Of Reverse Recapitalization [Line Items]
PIPE and Backstop Shares (in shares)		300,000
Series P convertible preferred shares
Schedule Of Reverse Recapitalization [Line Items]
Number of shares converted (in shares)		1,100,000
Public Shareholders
Schedule Of Reverse Recapitalization [Line Items]
Shares issued upon acquisition (in shares)		2,906,030
Sponsor Members
Schedule Of Reverse Recapitalization [Line Items]
Shares issued upon acquisition (in shares)		3,117,500
Craig-Hallum Capital Group LLC
Schedule Of Reverse Recapitalization [Line Items]
Other share activity (Analyst Shares, Warrant Exercises) (in shares)		50,000
Price per share (in dollars per share) | $ / shares		$ 4.83
CHW Acquisition Corporation
Schedule Of Reverse Recapitalization [Line Items]
Common stock, outstanding (in shares)					12,500,000
Less redemption of CHW shares (in shares)		(9,593,970)